Loans Receivable, Net - Schedule of Total Assets, Liabilities of Trusts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	¥ 3,677,557	$ 534,878	¥ 2,392,573
Loans receivable	2,331,108	339,046	681,794
Total assets	13,142,467	1,911,494	8,603,663
Taxes payable	225,101	32,740	257,143
Accrued expenses and other liabilities	222,519	32,364	211,614
Total liabilities	7,156,729	$ 1,040,903	4,921,475
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Restricted cash	303,667		44,775
Accounts receivable			10,000
Loans receivable	2,507,878		647,793
Total assets	2,811,545		702,568
Funds payable to investors of consolidated trusts	2,808,506		736,963
Taxes payable	3,039
Accrued expenses and other liabilities			10,000
Total liabilities	¥ 2,811,545		¥ 746,963